SHORT-TERM BORROWINGS AND LONG-TERM DEBT (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Long-term debt
Long-term debt outstanding at end of period	$ 60,527,208	$ 60,576,595
Weighted average rate on outstanding long-term debt	2.80%	3.33%
Maximum outstanding long-term debt of any month end	60,573	60,620
Average outstanding long-term debt	60,206	61,421
Approximate average rate paid on long-term debt	3.02%	3.32%
Short-term borrowings
Short-term borrowings outstanding at end of period	1,000,000	0
Weighted average rate on short-term borrowings	0.36%	0.00%
Maximum outstanding short-term borrowings at any month end	14,000	15,703
Average outstanding short-term borrowings	$ 3,639	$ 2,168
Approximate average rate paid on short-term borrowings	1.40%	1.91%